Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Summary of share based payment compensation charged to operations

	Year ended December 31,
	2021	2020	2019
Ivanhoe Electric (Note a)	$2,144	$—	$—
Kaizen	211	49	18
Cordoba	784	270	281
VRB	61	56	83
CGI	467	770	—
	$3,667	$1,145	$382

	Year ended December 31,
	2021	2020	2019
Cost of sales	$333	$549	$—
Exploration expenses	1,558	58	77
General and administrative expenses	1,776	538	305
	$3,667	$1,145	$382
(i)	Ivanhoe Electric adopted an equity incentive plan on June 30, 2021. The equity incentive plan permits the issue of stock options to employees and directors for a maximum of 10% of the common shares of Ivanhoe Electric outstanding. Option awards must be granted with an exercise price not less than the fair market value of Ivanhoe Electric’s shares on the date of grant. Stock option grants generally have a five-year term and comprise four equal tranches vesting sequentially over three years.

Summary of fair value of each stock option estimated on the date of grant using the Black-Scholes option valuation model that uses the assumptions

Grant date:
June 30, 2021
Fair value of common stock	$2.49
Expected volatility	73.7%
Expected life of options (in years)	2.6
Expected dividend rate	0%
Risk-free interest rate	0.23%

Summary of option activity under the stock option plan and charges during the year

Weighted-
		Weighted-	Average
		Average	Remaining
	Number	Exercise	Contractual
	of options	Price	Term (years)
Outstanding at January 1, 2020	—	—	—
Granted	4,483,322	2.49	—
Exercised	—	—	—
Forfeited/expired	—	—	—
Outstanding at December 31, 2021	4,483,322	$2.49	4.5
Exercisable at December 31, 2021	1,120,822	$2.49	4.5